SUBSEQUENT EVENTS (Details) ¥ in Millions		1 Months Ended		3 Months Ended	12 Months Ended
	Aug. 01, 2021 CNY (¥)	Mar. 31, 2025 CNY (¥)	Feb. 28, 2025 director shares	Mar. 31, 2025 CNY (¥)	Dec. 31, 2031 CNY (¥)	Dec. 31, 2024 shares	Dec. 31, 2023 shares	Dec. 31, 2022 shares	Aug. 31, 2021
Huanqiuyimeng
Subsequent Events
Investment Company, Committed Capital	¥ 110.0				¥ 30.0
Equity investment, Ownership percentage	55.00%								15.00%
Restricted Stock
Subsequent Events
Forfeited | shares						52,500	29,250	52,750
Subsequent Event | Commercial Loan Facility 2024
Subsequent Events
Proceeds from lines of credit				¥ 13.0
Subsequent Event | Huanqiuyimeng
Subsequent Events
Investment Company, Committed Capital		¥ 0.3
Equity investment, Ownership percentage		30.00%		30.00%
Subsequent Event | Directors
Subsequent Events
Number Of directors ceased | director			1
Subsequent Event | Directors | Restricted Stock
Subsequent Events
Forfeited | shares			137,502